Biological Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about biological assets [abstract]
Schedule of Fair Value Assets

The table hereunder presents the biological assets that are measured at fair value, using a valuation method according to the fair value levels.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	822	822

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	6,365	6,365

Schedule of Changes in Biological Assets

The Company’s biological assets are primarily comprised of medical cannabis seedlings and medical cannabis. Presented below are the changes in biological assets during the reporting period:

	2023	2022
	NIS in thousands
Balance as of January 1	6,365	5,566
Costs of growing medical cannabis plants	57,496	79,131
Change in fair value less selling costs	261	13,054
Damaged (See Note 1(2) and Note 12B)	(8,885)	-
Transfer to inventory	(54,415)	(91,386)
Balance as of December 31	822	6,365

Schedule of Assumptions in Biological Assets

	31/12/2023	31/12/2022
Net growing area (in thousands of square meters)	10.5	10.5
Estimate net yield as of the reporting date (tons) (1)	0.2	1.9
Estimated net selling price (NIS per gram) (2)	16.9	17.4
Estimated growing cycle length (in weeks) (3)	13	13
Estimated growing cycle completion rate (in percent) (4)	38%	28%
Proportion of plants which do not reach the harvesting stage (5)	3%	3%

(1)	According to the number of seedlings as of the end of the reporting period
(2)	According to the price range of the Company’s existing products as of the end of the reporting period
(3)	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date
(4)	By planting date vs. growing cycle length
(5)	According to the final product net weight

Schedule of Sensitivity Analysis of Biological Assets
	31/12/2023	31/12/2022
Average selling price	100	769
Proportion of oil products	1	18
Proportion of plants which do not reach the harvesting	2	(20)